Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 25, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Fixed $100 Investment Based On:
Year	SCT Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average SCT Total for non-CEO NEOs (3)	Average Compensation Actually Paid to non-CEO NEOs (2)(3)(4)	Company TSR (5)	Index TSR (5)	U.S. GAAP Net Income	Non-GAAP Operating Margin (6)
2022	$5,022,764	3,335,107	$1,800,168	$699,947	$79	$136	$70,899	9.8%
2021	$3,646,356	5,159,918	$1,431,549	$2,498,562	$136	$212	$33,279	10.7%
2020	$2,474,500	1,831,168	$1,387,550	$1,288,852	$90	$148	$10,729	8.3%

Company Selected Measure Name	non-GAAP operating margin
Named Executive Officers, Footnote [Text Block]	Jeffrey Andreson was our CEO for 2022, 2021, and 2020.For 2022, non-CEO NEOs were Larry Sparks, Phil Barros, Christopher Smith, Kevin Canty, and Paul Chhabra. For 2021, non-CEO NEOs were Larry Sparks, Phil Barros, Kevin Canty, and Christopher Smith. For 2020, non-CEO NEOs were Larry Sparks and Phil Barros.
PEO Total Compensation Amount	$ 5,022,764	$ 3,646,356	$ 2,474,500
PEO Actually Paid Compensation Amount	$ 3,335,107	5,159,918	1,831,168
Adjustment To PEO Compensation, Footnote [Text Block]	For a detailed calculation of the amounts in these columns, refer to Compensation Actually Paid below.This adjustment pertains to awards granted in the current applicable year that are outstanding and unvested as of the current applicable year end. It is calculated as follows: The fair value of awards unvested and outstanding as of the applicable current year end.This adjustment pertains to awards granted in prior years that are outstanding and unvested at both the applicable current and prior year ends. It is calculated as follows: (i) The fair value of awards outstanding and unvested as of the applicable current year end, less (ii) the fair value of awards outstanding and unvested as of the prior year end.This adjustment pertains to awards granted in prior years that vested in the current applicable year. It is calculated as follows: (i) The fair value of awards that vested in the current applicable year as of the vest date, less (ii) the fair value of awards outstanding and unvested as of the applicable prior year end.This adjustment pertains to awards granted in prior years that were forfeited in the current applicable year. It is calculated as follows: The fair value of awards, as of the applicable prior year end, that were forfeited during the current applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 1,800,168	1,431,549	1,387,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 699,947	2,498,562	1,288,852
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The inclusion of Paul Chhabra for 2022 reduced the average compensation actually paid to our non-CEO NEOs, as his compensation actually paid includes only five months of base salary and no compensation related to our STI Plan or equity awards.

	2022		2021		2020
Name	CEO	Average of non-CEO NEOs	CEO	Average of non-CEO NEOs	CEO	Average of non-CEO NEOs
Summary compensation table total	$5,022,764	$1,800,168	$3,646,356	$1,431,549	$2,474,500	$1,387,550
Deduct: Amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year	(3,904,080)	(1,285,281)	(2,400,046)	(762,490)	(1,500,000)	(595,000)
Add: Awards granted during the current applicable year that remain unvested as of the current applicable year end (1)	4,048,166	959,427	2,207,817	701,866	1,367,392	853,076
Add/(deduct): Change in fair value of awards granted in prior years that were outstanding and unvested as of the applicable current year end (2)	(1,147,471)	(483,434)	850,889	593,815	(257,200)	(178,203)
Add/(deduct): Change in fair value for awards that were granted in prior years that vested in the current applicable year (3)	(684,272)	(290,933)	854,902	533,822	(253,524)	(178,571)
Deduct: Awards that were granted in prior years that were forfeited in the applicable current year (4)	—	—	—	—	—	—
Compensation actually paid	$3,335,107	$699,947	$5,159,918	$2,498,562	$1,831,168	$1,288,852
	This adjustment pertains to awards granted in the current applicable year that are outstanding and unvested as of the current applicable year end. It is calculated as follows: The fair value of awards unvested and outstanding as of the applicable current year end.This adjustment pertains to awards granted in prior years that are outstanding and unvested at both the applicable current and prior year ends. It is calculated as follows: (i) The fair value of awards outstanding and unvested as of the applicable current year end, less (ii) the fair value of awards outstanding and unvested as of the prior year end.This adjustment pertains to awards granted in prior years that vested in the current applicable year. It is calculated as follows: (i) The fair value of awards that vested in the current applicable year as of the vest date, less (ii) the fair value of awards outstanding and unvested as of the applicable prior year end.This adjustment pertains to awards granted in prior years that were forfeited in the current applicable year. It is calculated as follows: The fair value of awards, as of the applicable prior year end, that were forfeited during the current applicable year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Revenue vs. WFE Industry Growth
Non-GAAP Gross Margin
Non-GAAP Operating Margin

Total Shareholder Return Amount	$ 79	136	90
Peer Group Total Shareholder Return Amount	136	212	148
Net Income (Loss)	$ 70,899	$ 33,279	$ 10,729
Company Selected Measure Amount	0.098	0.107	0.083
PEO Name	Jeffrey Andreson
Additional 402(v) Disclosure [Text Block]	The TSR is determined based on the value of an initial $100 investment, on the last trading day of fiscal year 2019, in Ichor Holdings, Ltd. and the PHLX Semiconductor Sector Index.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue vs. WFE Industry Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Non-GAAP Measure Description [Text Block]	For a reconciliation between non-GAAP operating income, including non-GAAP operating margin, and the most comparable GAAP measure, operating income, refer to Appendix A - Non-GAAP Reconciliations.
PEO [Member] | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,904,080)	$ (2,400,046)	$ (1,500,000)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,048,166	2,207,817	1,367,392
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,147,471)	850,889	(257,200)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(684,272)	854,902	(253,524)
PEO [Member] | Equity Awards That Were Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,285,281)	(762,490)	(595,000)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	959,427	701,866	853,076
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(483,434)	593,815	(178,203)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(290,933)	533,822	(178,571)
Non-PEO NEO [Member] | Equity Awards That Were Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0